                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/04

               Date of Reporting Period: Fiscal year ended 8/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Muni and Stock Advantage Fund

Established 2003

A Portfolio of Federated Income Securities Trust

1ST ANNUAL SHAREHOLDER REPORT

August 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended 8/31/2004	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.41	[2]
Net realized and unrealized gain on investments, foreign currency transactions and future contracts	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.88
Less Distributions:
Distributions from net investment income	(0.35)
Net Asset Value, End of Period	$10.53
Total Return [3]	8.92%

Ratios to Average Net Assets:
Expenses	0.31	% [4]
Net investment income	4.30	% [4]
Expense waiver/reimbursement [5]	1.45	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$122,672
Portfolio turnover	39%

1 For the period from September 26, 2003 (start of performance) to August 31, 2004.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout the Period)

	Period Ended 8/31/2004	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.32	[2]
Net realized and unrealized gain on investments, foreign currency transactions and future contracts	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.79
Less Distributions:
Distributions from net investment income	(0.26)
Net Asset Value, End of Period	$10.53
Total Return [3]	7.99%

Ratios to Average Net Assets:
Expenses	1.31	% [4]
Net investment income	3.27	% [4]
Expense waiver/reimbursement [5]	1.20	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$31,700
Portfolio turnover	39%

1 For the period from September 26, 2003 (start of performance) to August 31, 2004.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout the Period)

	Period Ended 8/31/2004	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.32	[2]
Net realized and unrealized gain on investments, foreign currency transactions and future contracts	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.78
Less Distributions:
Distributions from net investment income	(0.26)
Net Asset Value, End of Period	$10.52
Total Return [3]	7.90%

Ratios to Average Net Assets:
Expenses	1.31	% [4]
Net investment income	3.28	% [4]
Expense waiver/reimbursement [5]	1.20	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$38,500
Portfolio turnover	39%

1 For the period from September 26, 2003 (start of performance) to August 31, 2004.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) (Class A and Class C Shares) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses (Class A Shares, Class B Shares and Class C Shares). This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1]
Actual:
Class A	$1,000	$1,003.40	$2.22
Class B	$1,000	$ 999.30	$7.19
Class C	$1,000	$ 998.40	$7.18
Hypothetical (assuming a 5% return before expenses):
Class A	$1,000	$1,022.92	$2.24
Class B	$1,000	$1,017.95	$7.25
Class C	$1,000	$1,017.95	$7.25

1 Expenses are equal to the Federated Muni and Stock Advantage Fund Class A Shares', Class B Shares', and Class C Shares' annualized expense ratios of 0.44%, 1.43% and 1.43% respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

For the reporting period ended August 31, 2004, the fund's Class A Shares produced a total return of 8.92% based on net asset value. 1 This return was greater than the 8.03% total return of the Lipper Income Funds Average. 2 The fund's 8.92% total return was composed of 5.30% in price appreciation and 3.62% in dividends. The fund focuses on income-earning investments, specifically high-quality, dividend-paying stocks and intermediate- to long-term municipal bonds to achieve the fund's income objective. Portfolio managers set the fund's allocation between stocks and municipal bonds according to various factors. The factors reflect the fund's primary investment objective of tax-advantaged income and its secondary objective of capital appreciation. The factors, in order of priority, are: 1) maintenance of at least 50% exposure to municipal bonds in order to comply with IRS rules governing the payment of tax-free dividends from the municipal portion of the portfolio; 2) the fund's ability to pay and maintain an attractive level of dividends; and 3) the expected relative total return of municipal bonds and stocks. The allocation to cash equivalents will typically be low as cash is largely held to fund potential redemptions and to facilitate settlement of new securities purchases.

The allocation at the end of the reporting period was 58.3% municipal bonds, 39.0% stocks and 2.7% municipal cash equivalents. At times during the reporting period, allocation to bonds reached as high as about 75% and as low as 50%. The allocation to stocks ranged from a high of 40% to a low of about 24%.

The fund's allocation will have material effect on performance in any period to the extent that municipal bonds and stocks have divergent total return. The allocation had a detrimental effect on fund total return during the period as stocks sharply outperformed municipal bonds. For example, from September 30, 2003 to August 31, 2004, the Russell 1000 Value Index (RU1000) 3 posted a total return of 18.68%, while the Lehman Brothers Municipal Bond Index (LBMB) 4 posted a total return of 4.05% for the same period.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 Lipper figures represent the average of the total returns reported by the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.

3 The RU1000 measures the performance of those Russell 1,000 companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and investments cannot be made directly in an index.

4 The LBMB is a total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, which are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have been issued after December 31, 1990. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The index is unmanaged and investments cannot be made directly in an index.

The equity component of the portfolio posted favorable performance relative to the returns of the RU1000, the equity benchmark. During the reporting period, equity portfolio managers focused on realization of the fund's tax-advantaged income and total return objectives by purchasing stocks with dividend yields greater than the general equity markets and current relative dividend yields greater than their historical averages.

The fund's focus on dividends and value contributed to its positive performance in a market environment where returns were muted due to concerns over interest rates, inflation, and the war in Iraq. The equity portion of the portfolio benefited from both favorable sector weightings and strong stock selection. Overweights in the Utilities and Telecommunication Services sectors along with an underweight in the Information Technology sector enhanced fund performance during the reporting period. Detracting from performance was a sector underweight in Energy and a sector overweight in Healthcare. With respect to stock selection, good stock selection in the Consumer Discretionary, Industrials, Utilities, and Financial sectors significantly aided the fund's performance while poor stock selection of Telecommunications Services issues hindered performance. During the reporting period, the five positions contributing most to performance were FleetBoston Financial Corp. , Unitrin Inc. , Lincoln National Corp. , Honeywell International Inc. , and Comerica Inc. The five positions detracting most from performance were Amvescap PLC , Pfizer Inc. , AT&T Corp. , MBNA Corp. , and Newell Rubbermaid Inc.

The bond component of the fund's portfolio posted favorable performance relative to the returns of the LBMB during the 11-month reporting period. During that period, bond portfolio managers focused on realization of the fund's tax-advantaged income and total return objectives by: 1) purchasing intermediate- to long-term bonds to capture the income advantages of such securities relative to bonds with shorter maturities; 2) purchasing only bonds whose interest are not subject to the federal alternative minimum tax; 3) having a significant allocation of the bond portfolio in low investment-grade and non-investment-grade bonds, 5 or equivalents, to provide incremental return from the higher yields available in such securities; and 4) actively adjusting the bond portfolio's duration, 6 or sensitivity to interest rates, through purchases of bonds with relatively high coupon interest rates and through tactical use of futures contracts.

5 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.

6 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

The fund's performance benefited from yield curve positioning, credit quality exposure, and sector allocation. The fund's concentration of bond holdings with maturities of ten years or more added incremental return, as such intermediate- and long-term bonds provided greater income and higher total return relative to the LBMB. Portfolio holdings of bonds rated BBB or lower, which averaged about 30% of the bond portfolio over the period, also contributed to the strong relative performance. Prices on such securities outperformed substantially over the period, reflecting improved perceptions of credit quality and heightened demand for such bonds. This price appreciation largely caused BBB-rated bonds in the LBMB to provide a total return over 400 basis points higher than that of the LBMB. Lastly, the fund's overweight position in hospital revenue bonds, which represented more than 20% of the fund's bond holdings, added significant incremental return during the reporting period.

Portfolio managers' tactical use of U.S. Treasury futures to reduce the duration of the fund's holdings of intermediate- and long-term bonds modestly detracted from the fund's total return as market interest rates declined during much of the reporting period.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Muni and Stock Advantage Fund (Class A Shares) (the "Fund") from September 26, 2003 (start of performance date) to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Russell 1000 Value Index (RU1000). 2

Cumulative Total Return [3] for the Period Ended 8/31/2004
Start of Performance (9/26/2003)	2.95%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investments minus $550 sales charge = $9,450). The LBMB and the RU1000 have been adjusted to reflect reinvestment of dividends on securities in the indexes. Indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 The LBMB and the RU1000 are unmanaged indexes. The LBMB is a total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, which are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have been issued after December 31, 1990. The RU1000 measures the performance of those Russell 1,000 companies with lower price-to-book ratios and lower forecasted growth values. The LBMB and RU1000 are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Investments cannot be made directly in an index.

3 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Muni and Stock Advantage Fund (Class B Shares) (the "Fund") from September 26, 2003 (start of performance date) to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Russell 1000 Value Index (RU1000). 2

Cumulative Total Return [3] for the Period Ended 8/31/2004
Start of Performance (9/26/2003)	2.49%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the maximum contingent deferred sales charge of 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and RU1000 have been adjusted to reflect reinvestment of dividends on securities in the indexes. Indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 The LBMB and the RU1000 are unmanaged indexes. The LBMB is a total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, which are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have been issued after December 31, 1990. The RU1000 measures the performance of those Russell 1,000 companies with lower price-to-book ratios and lower forecasted growth values. The LBMB and RU1000 are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Muni and Stock Advantage Fund (Class C Shares) (the "Fund") from September 26, 2003 (start of performance date) to August 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Russell 1000 Value Index (RU1000). 2

Cumulative Total Return [3] for the Period Ended 8/31/2004
Start of Performance (9/26/2003)	5.84%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and RU1000 have been adjusted to reflect reinvestment of dividends on securities in the indexes. Indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 The LBMB and the RU1000 are unmanaged indexes. The LBMB is a total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, which are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have been issued after December 31, 1990. The RU1000 measures the performance of those Russell 1,000 companies with lower price-to-book ratios and lower forecasted growth values. The LBMB and RU1000 are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At August 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Equity Securities	39.0%
Tax-Exempt, Fixed-Income Securities	58.3%
Tax-Exempt, Variable-Rate Demand Instruments [3]	2.7%
TOTAL		100.0%

At August 31, 2004, the fund's credit quality rating composition 4 for its tax-exempt, fixed-income and tax-exempt, variable-rate instrument investments was as follows:

S&P Long-Term Ratings as Percentage of Total Fixed-Income Investments [2]		Moody's Long-Term Ratings as Percentage of Total Fixed-Income Investments [2]
AAA	26.4%	Aaa	27.5%
AA	9.1%	Aa	3.1%
A	23.5%	A	18.7%
BBB	23.8%	Baa	19.5%
BB	0.7%	Ba	1.3%
B	0.5%	B	0.5%
Not rated by S&P	16.0%	Not rated by Moody's	29.4%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's prospectus for a complete definition of these investments.

2 Percentages are based on total investments, which may differ from total net assets.

3 Variable-rate instruments include instruments that reset weekly.

4 These tables depict the credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's fixed-income and variable-rate instrument investments, 8.6% are not rated by either of these NRSROs.

At August 31, 2004, the fund's sector composition 5 for its equity securities investments was as follows:

Consumer Discretionary	9.9%
Consumer Staples	7.9%
Energy	6.1%
Financials	31.0%
Healthcare	5.8%
Industrials	7.5%
Information Technology	0.3%
Materials	6.6%
Telecommunications Services	13.0%
Utilities	11.9%
TOTAL	100.0%

5 Sector composition is based on the classification given to a security under the Standard & Poor's Global Industry Classification System (SPGIC System). Those that are not classified using the SPGIC System categories are classified by the fund's adviser on a basis consistent with the SPGIC System methodology.

Portfolio of Investments

August 31, 2004

Shares			Credit Rating	[1]	Value
		COMMON STOCKS--37.1%
		Consumer Discretionary--3.7%
37,880		Delphi Auto Systems Corp.			$346,981
3,300		Fuji Heavy Industries, ADR			166,586
33,780		General Motors Corp.			1,395,452
9,730		Harrah's Entertainment, Inc.			468,889
37,290		Limited, Inc.			748,783
21,100		May Department Stores Co.			517,161
17,510		Maytag Corp.			354,227
71,530		Newell Rubbermaid, Inc.			1,540,041
60,210		Pearson PLC, ADR			678,567
30,250		Regal Entertainment Group			557,205
8,370		Stanley Works			362,086
		TOTAL			7,135,978
		Consumer Staples--2.9%
7,550		Albertsons, Inc.			185,579
23,220		Altria Group, Inc.			1,136,619
3,530		Anheuser-Busch Cos., Inc.			186,384
3,630		Clorox Co.			191,809
6,820		ConAgra, Inc.			178,684
11,180		Kimberly-Clark Corp.			745,706
7,010		Kraft Foods, Inc., Class A			219,273
84,960		Loews Corp.--Carolina Group			2,096,813
31,170		Sara Lee Corp.			689,792
		TOTAL			5,630,659
		Energy--2.3%
29,320		BP Amoco PLC, ADR			1,574,484
13,520		ChevronTexaco Corp.			1,318,200
27,300		Exxon Mobil Corp.			1,258,530
5,480		Tenaris SA, ADR			211,254
		TOTAL			4,362,468
Shares			Credit Rating	[1]	Value
		COMMON STOCKS--continued
		Financials--11.5%
7,680		Allstate Corp.			$362,573
45,990		Amvescap PLC, ADR			487,034
9,260		BB&T Corp.			370,307
25,878		Bank of America Corp.			1,163,992
32,500		Bank of New York Co., Inc.			968,500
8,868		Cincinnati Financial Corp.			357,824
53,190		Citigroup, Inc.			2,477,590
23,040		Comerica, Inc.			1,385,856
2,720		Federal Home Loan Mortgage Corp.			182,566
7,500		Federal National Mortgage Association			558,375
44,600		J.P. Morgan Chase & Co.			1,765,268
48,600		Lloyds TSB Group PLC, ADR			1,480,356
44,730		MBNA Corp.			1,079,782
8,340		Marsh & McLennan Cos., Inc.			372,715
35,390		Montpelier Re Holdings Ltd.			1,220,601
18,920		Morgan Stanley			959,812
19,700		Sun Life Financial Services of Canada			545,099
15,049		The St. Paul Travelers Cos., Inc.			522,050
78,330		U.S. Bancorp			2,310,735
17,200		Unitrin, Inc.			721,540
7,950		Washington Mutual, Inc.			308,699
44,760		Wells Fargo & Co.			2,629,650
		TOTAL			22,230,924
		Healthcare--2.1%
4,660		Abbott Laboratories			194,275
5,960		Baxter International, Inc.			182,018
29,990		Bristol-Myers Squibb Co.			711,663
4,340		GlaxoSmithKline PLC, ADR			178,548
361		Hospira, Inc.			10,000
2,830		Lilly (Eli) & Co.			179,563
15,530		Merck & Co., Inc.			698,384
48,960		Pfizer, Inc.			1,599,523
9,870		Wyeth			360,946
		TOTAL			4,114,920
Shares			Credit Rating	[1]	Value
		COMMON STOCKS--continued
		Industrials--2.8%
3,040		Avery Dennison Corp.			$188,936
23,520		BAE Systems PLC, ADR			339,337
11,890		Donnelley (R.R.) & Sons Co.			365,380
37,700		General Electric Co.			1,236,183
10,400		Lockheed Martin Corp.			559,312
23,700		Masco Corp.			761,481
10,840		Pitney Bowes, Inc.			472,190
8,420		Quebecor World, Inc.			184,987
15,020		ServiceMaster Co.			186,699
6,000		Textron, Inc.			380,940
6,460		Union Pacific Corp.			368,931
12,840		Waste Management, Inc.			356,824
		TOTAL			5,401,200
		Information Technology--0.1%
12,240		Electronic Data Systems Corp.			235,253
		Materials--2.4%
11,850		Alcoa, Inc.			383,703
36,980		Alumina Ltd., ADR			568,383
5,610		Aracruz Cellulose, ADR			195,284
13,250		Cemex S.A. de C.V., ADR			374,975
25,370		Ciba Specialty Chemical AG, ADR			766,174
26,100		Du Pont (E.I.) de Nemours & Co.			1,102,986
4,190		Eastman Chemical Co.			194,961
7,670		Packaging Corp. of America			175,643
8,660		Sensient Technologies Corp.			181,860
28,480		Stora Enso Oyj, ADR			383,626
20,040		UPM - Kymmene OY, ADR			386,572
		TOTAL			4,714,167
Shares or Principal Amount			Credit Rating	[1]	Value
		COMMON STOCKS--continued
		Telecommunication Services--4.8%
38,580		AT&T Corp.			$570,212
7,210		Alltel Corp.			394,027
17,470		BCE, Inc.			363,725
28,730		BellSouth Corp.			768,815
11,970		PT Telekomunikasi Indonesia, ADR, Class CS			194,632
84,930		SBC Communications, Inc.			2,190,345
66,640		TDC A/S, ADR			1,180,194
25,340		Telecomunicacoes de Sao Paulo SA			439,142
6,040		Telefonos de Mexico, Class L, ADR			195,636
30,990		Telstra Corp. Ltd., ADR			526,210
63,130		Verizon Communications			2,477,852
		TOTAL			9,300,790
		Utilities--4.5%
31,000		DPL, Inc.			630,230
26,590		Duke Energy Corp.			588,703
14,340		Equitable Resources, Inc.			751,846
27,600		Exelon Corp.			1,017,060
10,930		NICOR, Inc.			391,840
44,960		National Grid Group PLC, ADR			1,906,754
7,770		PPL Corp.			371,639
22,730		Pinnacle West Capital Corp.			959,433
60,610		TransAlta Corp.			735,805
57,700		United Utilities PLC, ADR			1,158,616
		TOTAL			8,511,926
		TOTAL COMMON STOCKS (IDENTIFIED COST $71,255,580)			71,638,285
		INTERMEDIATE- AND LONG-TERM MUNICIPALS--58.9%
		Alabama--1.1%
$1,000,000		Alabama State Board of Education, (John C. Calhoun Community College), Revenue Bonds (Series 2002A), (FGIC INS) 5.250%, 05/01/2023	AAA/Aaa		1,066,950
1,000,000		Mobile, AL Water & Sewer Commissioners, Water & Sewer Revenue Bonds, (FGIC INS) 5.250%, 01/01/2020	AAA/Aaa		1,073,130
		TOTAL			2,140,080
Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE- AND LONG-TERM MUNICIPALS--continued
		Alaska--1.1%
$1,000,000		Alaska Municipal Bond Bank, Revenue Bonds (Series 2003E), (MBIA Insurance Corp. INS) 5.250%, 12/01/2022	AAA/Aaa		$1,072,990
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds, (MBIA Insurance Corp. INS) 5.250%, 12/01/2022	AAA/Aaa		1,071,410
		TOTAL			2,144,400
		Arizona--1.7%
2,000,000		Maricopa County, AZ Unified School District No. 210, UT GO School Improvement Bonds (Series A), (FSA INS) 5.000%, 07/01/2020	AAA/Aaa		2,141,840
850,000		Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series 2004A), 5.375%, 12/01/2013	NR		863,982
200,000		Yavapai, AZ IDA, (Yavapai Regional Medical Center), Hospital Facilities Revenue Bonds (Series A), (Radian Asset Assurance INS) 5.250%, 08/01/2021	AA/NR		209,562
		TOTAL			3,215,384
		California--5.7%
570,000		California Health Facilities Financing Authority, (Catholic Healthcare West), Health Facility Revenue Bonds (Series 2004I) 4.95%, 07/01/2026	BBB+/Baa1		580,630
250,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375%, 05/01/2022	BBB+/A2		266,647
315,000		California State, UT GO Bonds, 5.250%, 02/01/2019	A/A3		338,814
150,000		California State, UT GO Bonds, 5.250%, 02/01/2020	A/A3		160,974
900,000		California State, Various Purpose UT GO Bonds, 5.000%, 11/01/2021	A/A3		942,048
300,000		California State, Various Purpose UT GO Bonds, 5.125%, 11/01/2024	A/A3		311,538
250,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2018	A/A3		271,870
300,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2019	A/A3		324,336
1,500,000		California State, Various Purpose UT GO Bonds, 5.500%, 04/01/2030	A/A3		1,593,450
800,000		California State, Various Purpose UT GO Bonds, 5.500%, 11/01/2033	A/A3		846,856
695,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), (FGIC INS) 5.500%, 07/01/2023	AAA/NR		769,198
Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE- AND LONG-TERM MUNICIPALS--continued
		California--continued
$860,000		Glendale, CA Unified School District, UT GO Bonds (Series 2003F), (MBIA Insurance Corp. INS) 5.000%, 09/01/2023	AAA/Aaa		$899,637
1,000,000		Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced Asset Backed Revenue Bonds (Series 2003B), 5.375%, 06/01/2028	A-/Baa1		1,013,720
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), (AMBAC INS) 5.125%, 11/01/2026	AAA/Aaa		1,034,310
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue Certificates of Participation (Series 2004A), (MBIA Insurance Corp. INS) 5.250%, 09/01/2023	NR/Aaa		1,657,429
		TOTAL			11,011,457
		Colorado--3.9%
1,250,000		Colorado Educational & Cultural Facilities Authority, (Colorado University Lab), Revenue Bonds, (XL Capital Assurance Inc. INS) 5.250%, 06/01/2024	AAA/Aaa		1,318,700
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, (XL Capital Assurance Inc. INS) 5.250%, 08/15/2019	AAA/Aaa		1,630,230
760,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	A-/A3		753,601
900,000		Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), (XL Capital Assurance Inc. INS) 5.000%, 12/01/2021	AAA/Aaa		941,661
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, 12/01/2033	BBB/Baa3		1,048,080
1,750,000		Eagle Bend, CO Metropolitan District No. 2, Refunding & Improvement LT GO Bonds, (Radian Asset Assurance INS) 5.250%, 12/01/2023	AA/NR		1,822,730
		TOTAL			7,515,002
		Delaware--0.1%
200,000		Delaware Health Facilities Authority, (Beebe Medical Center), Refunding Revenue Bonds (Series 2004A), 5.500%, 06/01/2024	BBB/Baa1		205,372
		Florida--3.0%
900,000		Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational Facilities Revenue Bonds (Series 2004B), 5.600%, 04/01/2029	BBB/Baa2		924,804
100,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.000%, 05/01/2011	NR		100,393
Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE- AND LONG-TERM MUNICIPALS--continued
		Florida--continued
$500,000		Highlands County, FL Health Facilities Authority, (Adventist Health System), Hospital Revenue Bonds (Series 2002B), 5.250%, 11/15/2023	A/A2		$505,105
750,000		Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Bonds (Series 2001A), 6.700%, 11/15/2019	BB/Ba2		776,272
500,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003B), 5.125%, 11/15/2024	A/A2		497,470
600,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003C), 5.250%, 11/15/2033	A/A2		595,962
400,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.000%, 05/01/2024	NR		408,636
500,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	NR		508,820
300,000		Orlando, FL Utilities Commission, Refunding Revenue Bonds (Series 2002C), 5.250%, 10/01/2023	AA/Aa1		320,013
1,130,000		St. Johns County, FL IDA, (Presbyterian Retirement Communities), First Mortgage Revenue Bonds (Series 2004A), 5.850%, 08/01/2024	NR		1,173,641
		TOTAL			5,811,116
		Georgia--0.8%
500,000		Athens, GA Housing Authority, (University of Georgia-East Campus), Lease Revenue Bonds, (AMBAC INS) 5.250%, 12/01/2023	NR/Aaa		531,415
300,000		Floyd County, GA Development Authority, (Temple-Inland, Inc.), Environmental Revenue Bonds, 5.700%, 12/01/2015	NR/Baa3		314,109
750,000		Fulton County, GA Residential Care Facilities, (Canterbury Court), Revenue Bonds (Series 2004A), 6.125%, 02/15/2026	NR		752,602
		TOTAL			1,598,126
		Illinois--0.3%
500,000		Illinois Educational Facilities Authority, (Educational Advancement Fund-University Center), Student Housing Revenue Bonds, 6.250%, 05/01/2034	NR/Baa2		513,410
		Indiana--0.4%
700,000		Indiana Health Facility Financing Authority, (Community Foundation of Northwest Indiana), Hospital Revenue Bonds (Series 2004A), 6.250%, 03/01/2025	BBB-/NR		715,148
Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE- AND LONG-TERM MUNICIPALS--continued
		Kentucky--0.3%
$500,000		Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, 10/01/2028	NR		$526,525
		Louisiana--1.1%
1,000,000		Opelousas, LA General Hospital Authority, (Opelousas General Health System), Revenue Bonds, 5.300%, 10/01/2018	BBB+/NR		1,010,620
1,000,000		Saint John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	BBB+/Baa1		1,049,460
		TOTAL			2,060,080
		Maryland--0.2%
355,000		Maryland State Health & Higher Educational Facilities Authority, (MedStar Health, Inc.), Refunding Revenue Bonds (Series 2004), 5.750%, 08/15/2016	BBB/Baa2		381,987
		Massachusetts--1.2%
355,000		Commonwealth of Massachusetts, GO LT, (U.S. Treasury PRF 12/1/2011 @ 100) 5.125%, 12/01/2020	AA-/Aa2		396,989
145,000		Commonwealth of Massachusetts, GO LT, 5.125%, 12/01/2020	AA-/Aa2		162,151
235,000		Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 1998C), 5.750%, 07/15/2013	BBB-/Baa2		237,804
1,000,000		Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 2002D), 6.350%, 07/15/2032	BBB-/Baa2		1,029,470
475,000		Monson, MA, UT GO Bonds, (AMBAC INS) 5.250%, 11/01/2021	NR/Aaa		517,926
		TOTAL			2,344,340
		Michigan--2.8%
1,100,000		Cornell Township MI, Economic Development Corp., (MeadWestvaco Corp.), Refunding Revenue Bonds, 5.875%, 05/01/2018	BBB/Baa2		1,146,365
1,905,000		Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement Refunding Revenue Bonds (Series A), 6.250%, 04/15/2027	BBB/Baa2		2,011,032
120,000		Dickinson County, MI Economic Development Corp., (International Paper Co.), Environmental Improvement Refunding Revenue Bonds (Series 2002A), 5.750%, 06/01/2016	BBB/Baa2		128,740
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	A/A2		1,101,200
1,000,000		Riverview, MI Community School District, Refunding UT GO Bonds, (Q-SBLF INS) 5.000%, 05/01/2021	AA+/Aa1		1,058,480
		TOTAL			5,445,817
Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE- AND LONG-TERM MUNICIPALS--continued
		Minnesota--0.3%
$500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (HealthPartners Obligated Group), Health Care Facility Revenue Bonds (Series 2003), 6.000%, 12/01/2019	BBB+/Baa1		$531,560
		Mississippi--1.2%
560,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 04/01/2022	BBB/Baa2		643,065
750,000		Mississippi Business Finance Corp., (System Energy Resources, Inc.), PCR Bonds, 5.875%, 04/01/2022	BBB/Ba1		753,187
900,000		Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical Center), Refunding & Improvement Revenue Bonds, 5.750%, 04/012/2023	BBB+/NR		917,541
		TOTAL			2,313,793
		Missouri--0.8%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Bonds (Series A), 5.250%, 12/01/2019	BBB+/Baa1		1,555,500
		Nevada--0.7%
250,000		Clark County, NV Improvement District, (Special Improvement District No. 142 (Mountain's Edge)), Limited Obligation Improvement Bonds (Series 2003), 5.800%, 08/01/2015	NR		257,870
655,000		Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), (MBIA Insurance Corp. INS) 5.000%, 06/01/2027	AAA/Aaa		669,069
500,000		Las Vegas, NV Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 6.250%, 06/01/2024	NR		515,210
		TOTAL			1,442,149
		New Jersey--2.7%
1,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2004I), 5.250%, 09/01/2028	A+/A1		1,038,790
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	NR		984,650
300,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), Revenue Refunding Bonds (Series A), 5.750%, 11/01/2024	NR		301,692
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, 06/01/2041	BBB/Baa3		2,945,202
		TOTAL			5,270,334
Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE- AND LONG-TERM MUNICIPALS--continued
		New Mexico--0.3%
$500,000	[2,3]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	NR		$527,335
		New York--5.1%
500,000		Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds (Series 2004B), 7.500%, 03/01/2029	NR		495,080
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	A-/Baa1		206,362
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (Series 2003), (AMBAC INS) 5.250%, 08/01/2022	AAA/Aaa		1,071,800
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series 2003B), 5.250%, 08/01/2020	AA+/Aa2		543,540
1,500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 08/15/2024	A/A2		1,574,085
1,565,000		New York City, NY, UT GO Bonds (Series 2003A), 5.250%, 08/01/2017	A/A2		1,685,505
50,000		New York City, NY, UT GO Bonds (Series 2003C), 5.000%, 09/15/2022	A/A2		51,483
350,000		New York City, NY, UT GO Bonds (Series 2003D), 5.250%, 10/15/2020	A/A2		372,274
375,000		New York City, NY, UT GO Bonds (Series 2003J), 5.500%, 06/01/2023	A/A2		404,805
800,000		New York City, NY, UT GO Bonds (Series 2004I), 5.000%, 08/01/2019	A/A2		839,192
200,000		New York State Dormitory Authority, (New York City, NY), Court Facilities Revenue Bonds (Series 2003A), 5.375%, 05/15/2021	A/A3		213,740
300,000		New York State Urban Development Corp., (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series B), 5.000%, 03/15/2024	AA/NR		309,993
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 06/01/2018	AA-/A3		546,560
900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018	AA-/A3		983,808
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022	AA-/A3		540,115
		TOTAL			9,838,342
Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE- AND LONG-TERM MUNICIPALS--continued
		Ohio--3.1%
$1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, (FSA INS) 5.250%, 12/01/2022	AAA/Aaa		$1,085,360
500,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Revenue Refunding Bonds, 5.500%, 07/01/2021	BBB/NR		486,590
800,000		Marion County, OH Health Care Facilities, (United Church Homes, Inc.), Refunding & Improvement Revenue Bonds, 6.300%, 11/15/2015	BBB-/NR		808,408
500,000		Ohio State Higher Educational Facilities Commission, (Baldwin- Wallace College), Revenue Bonds, 5.500%, 12/01/2021	A-/NR		529,555
1,010,000		Ohio State Higher Educational Facilities Commission, (Baldwin- Wallace College), Revenue Bonds, 5.500%, 12/01/2022	A-/NR		1,064,055
540,000		Parma, OH, (Parma Community General Hospital Association), Hospital Improvement and Refunding Revenue Bonds, 5.375%, 11/01/2029	A-/NR		544,180
100,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	NR/Baa2		112,019
1,025,000		Toledo-Lucas County, OH Port Authority, (Cargill, Inc.), Port Facilities Refunding Revenue Bonds (Series 2004B), 4.500%, 12/01/2015	A+/NR		1,052,747
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	NR		382,478
		TOTAL			6,065,392
		Oklahoma--0.3%
515,000		Oklahoma State Industries Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, (AMBAC INS) 5.250%, 02/01/2021	NR/Aaa		545,895
		Pennsylvania--5.7%
500,000		Allegheny County, PA HDA, (Catholic Health East), Revenue Bonds, 5.375%, 11/15/2022	A/A2		509,620
500,000		Allegheny County, PA HDA, (West Penn Allegheny Health System), Health System Revenue Bonds (Series 2000B), 9.250%, 11/15/2030	B/B2		569,330
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	BBB/NR		307,077
500,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.500%, 12/01/2029	BBB+/Baa1		502,575
Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE- AND LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$600,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.600%, 09/01/2030	BBB+/Baa1		$604,512
500,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), (MBIA Insurance Corp. INS) 5.000%, 11/01/2022	AAA/Aaa		522,285
433,000		Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group), Senior Living Facilities Revenue Bonds, 5.900%, 08/15/2009	NR		442,011
250,000		Delaware County, PA Authority, (Neumann College), College Revenue Refunding Bonds (Series 1998A), 5.375%, 10/01/2018	BBB-/NR		256,380
1,000,000		Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%, 03/15/2026	A-/NR		1,016,560
1,000,000		Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds, 5.375%, 08/15/2033	BBB/Baa2		954,830
1,000,000		Montgomery County, PA IDA, (Adult Communities Total Services, Inc.), Retirement Community Revenue Refunding Bonds (Series 1996A), 5.875%, 11/15/2022	BBB+/NR		1,013,660
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), (Radian Asset Assurance INS) 5.000%, 11/01/2026	AA/NR		251,445
1,000,000		Pennsylvania State Higher Education Facilities Authority, (LaSalle University), Revenue Bonds, 5.250%, 05/01/2023	BBB/NR		1,018,390
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Recenue Bonds (Series AA), (Radian Asset Assurance INS) 5.500%, 11/01/2022	AA/NR		535,635
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 01/15/2018	A/NR		548,685
1,000,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, 01/15/2022	A/NR		1,064,890
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series A), 6.000%, 01/15/2031	A/NR		527,800
250,000		Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, (Radian Asset Assurance INS) 5.250%, 01/01/2027	AA/NR		256,737
		TOTAL			10,902,422
Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE- AND LONG-TERM MUNICIPALS--continued
		South Carolina--3.6%
$1,445,000		Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding & Improvement Hospital Revenue Bonds, 5.750%, 11/01/2028	A/A2		$1,503,002
1,745,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), (FGIC INS) 5.375%, 06/01/2020	AAA/Aaa		1,930,354
1,535,000		South Carolina Education Facilities Authority, (Benedict College), Revenue Bonds, (Radian Asset Assurance INS) 5.625%, 07/01/2031	AA/NR		1,633,225
275,000		South Carolina Jobs-EDA, (Bon Secours Health System), Economic Development Revenue Bonds (Series 2002A), 5.500%, 11/15/2023	A-/A3		278,325
1,555,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, 11/15/2030	A-/A3		1,574,313
		TOTAL			6,919,219
		Tennessee--0.5%
1,000,000		Knox County, TN Health Education & Housing Facilities Board, (Baptist Health System of East Tennessee), Hospital Facilities Revenue Bonds, 6.500%, 04/15/2031	NR/Baa3		958,490
		Texas--4.7%
1,000,000		Canyon, TX Independent School District, Refunding & Improvement UT GO Bonds (Series 2002A), (PSFG INS) 5.375%, 02/15/2024	AAA/NR		1,067,840
1,000,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	NR		994,600
1,835,000		Galveston County, TX, LT GO Bonds (Series 2003C), (AMBAC INS) 5.250%, 02/01/2021	NR/Aaa		1,965,652
200,000		Harris County, TX, UT GO Subordinate Lien Refunding Bonds, 5.000%, 08/01/2028	AA+/Aa1		200,980
500,000		Houston, TX Water & Sewer System, Jr. Lien Refunding Revenue Bonds (Series 2002A), (FSA INS/U.S. Treasury PRF 12/1/2012 @ 100) 5.000%, 12/01/2020	AAA/Aaa		559,090
50,000		Houston, TX Water & Sewer System, Revenue Refunding Bonds (Series A), (FSA INS/U.S. Treasury PRF 12/1/2012 @ 100) 5.000%, 12/01/2022	AAA/Aaa		55,909
1,000,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), (AMBAC INS) 5.250%, 05/15/2018	AAA/Aaa		1,092,220
Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE- AND LONG-TERM MUNICIPALS--continued
		Texas--continued
$200,000		Matagorda County, TX Navigation District Number One, (Centerpoint Energy Houston Electric), Collateralized Refunding Revenue Bonds, 5.600%, 03/01/2027	BBB/Baa2		$203,800
500,000		North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), (AMBAC INS) 5.250%, 08/15/2022	AAA/Aaa		528,890
750,000		North Central Texas HFDC, (Northwest Senior Housing Corp. Edgemere Project), Retirement Facility Revenue Bonds (Series 1999), 7.500%, 11/15/2029	NR		778,500
750,000		Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C), 5.400%, 04/01/2018	BBB/Baa3		768,202
250,000		Sabine River Authority, TX, (TXU Energy), Refunding PCR Bonds (Series 2003B), 6.150%, 08/01/2022	BBB/Baa2		262,475
500,000		Sabine River Authority, TX, (TXU Energy), Refunding PCR Bonds (Series 2003A), 5.800%, 07/01/2022	BBB/Baa2		511,615
		TOTAL			8,989,773
		Utah--0.8%
1,475,000		Utah State Board of Regents, (Utah State University), Revenue Bonds, (MBIA Insurance Corp. INS) 5.250%, 04/01/2020	AAA/NR		1,610,095
		Virginia--0.6%
1,170,000		Virginia Peninsula Port Authority, (Dominion Terminal Associates Project-Brink's Issue), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	BBB/Baa3		1,209,710
		Washington--3.3%
1,160,000		Energy Northwest, WA, Wind Project Revenue Bonds, (AMBAC INS) 5.000%, 07/01/2023	AAA/Aaa		1,195,937
900,000		Pierce County, WA School District No. 010, UT GO Bonds, (FGIC INS) 5.000%, 12/01/2020	AAA/Aaa		954,306
350,000		Seattle, WA Municipal Light & Power, Improvement & Refunding Revenue Bonds, (FSA INS) 5.125%, 03/01/2021	AAA/Aaa		371,501
350,000		Seattle, WA Municipal Light & Power, Refunding Revenue Bonds, (FSA INS) 5.250%, 11/01/2018	AAA/Aaa		383,982
500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds, 6.000%, 12/01/2018	NR/Baa3		515,545
1,000,000		Skagit County, WA Public Hospital District No. 1, UT GO Bonds, (MBIA Insurance Corp. INS) 5.500%, 12/01/2023	NR/Aaa		1,100,740
Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE- AND LONG-TERM MUNICIPALS--continued
		Washington--3.6%
$500,000		Tacoma, WA Water, Refunding Revenue Bonds, (FSA INS) 5.000%, 12/01/2022	AAA/Aaa		$522,115
820,000		Tacoma, WA Water, Refunding Revenue Bonds, (FSA INS) 5.000%, 12/01/2023	AAA/Aaa		850,832
500,000		Vancouver, WA Downtown Redevelopment Authority, (Conference Center Project), Senior Revenue Bonds (Series 2003A), (American Capital Access INS) 5.250%, 01/01/2028	A/NR		498,960
		TOTAL			6,393,918
		West Virginia--0.7%
1,000,000		West Virginia State Hospital Finance Authority, (Camden Clark Memorial Hospital), Hospital Revenue & Improvement Refunding Bonds (Series 2004A), (FSA INS) 5.250%, 02/15/2019	AAA/Aaa		1,090,600
290,000		West Virginia Water Development Authority, Revenue Refunding Bonds (Series B), (AMBAC INS) 5.250%, 11/01/2023	AAA/Aaa		312,107
		TOTAL			1,402,707
		Wisconsin--0.8%
160,000		Wisconsin State HEFA, (Blood Center of Southeastern Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%, 06/01/2034	BBB+/NR		162,418
1,000,000		Wisconsin State HEFA, (Fort Healthcare, Inc.), Revenue Bonds (Series 2004), 6.100%, 05/01/2034	BBB+/NR		1,031,720
250,000		Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 04/01/2034	NR		243,673
		TOTAL			1,437,811
		TOTAL INTERMEDIATE- AND LONG-TERM MUNICIPALS (IDENTIFIED COST $111,139,489)			113,542,689
		SHORT-TERM MUNICIPALS--2.7%
		Georgia--0.8%
1,600,000		Floyd County, GA, (Georgia Power Co.), PCR Bonds (First Series 1996), Daily VRDNs	A/A2		1,600,000
		Missouri--0.5%
1,000,000		University of Missouri, (Series 2000), Daily VRDNs	AA/Aa2		1,000,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Pennsylvania--0.5%
$900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Children's Hospital of Philadelphia), (Series 2002-D), Daily VRDNs (MBIA Insurance Corp. INS/WestLB AG (GTD) LIQ)	AAA/Aaa		$900,000
		Utah--0.9%
1,700,000		Emery County, UT, (Pacificorp), (Series 1994), Daily VRDNs (AMBAC INS/Bank of Nova Scotia, Toronto LIQ)	AAA/Aaa		1,700,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			5,200,000
		TOTAL INVESTMENTS--98.7% (IDENTIFIED COST $187,595,069) [4]			190,380,974
		OTHER ASSETS AND LIABILITIES - NET--1.3%			2,490,344
		TOTAL NET ASSETS--100%			$192,871,318

At August 31, 2004, the Fund holds no securities that are subject to federal alternative minimum tax (AMT) (percentage is unaudited).

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, this security amounted to $527,335 which represents 0.3% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At August 31, 2004, this security amounted to $527,335 which represents 0.3% of total net assets.

4 The cost of investments for federal tax purposes amounts to $187,666,216.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDC	--Industrial Development Corporation
INS	--Insured
LIQ	--Liquidity Agreement
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Total investments in securities, at value (identified cost $187,595,069)		$190,380,974
Cash		19,252
Income receivable		1,859,245
Receivable for shares sold		1,849,314
TOTAL ASSETS		194,108,785
Liabilities:
Payable for investments purchased	$987,323
Payable for shares redeemed	61,589
Payable for transfer and dividend disbursing agent fees and expenses	24,085
Payable for distribution services fee (Note 5)	43,153
Payable for shareholder services fee (Note 5)	14,384
Payable for daily variation margin	59,317
Accrued expenses	47,616
TOTAL LIABILITIES		1,237,467
Net assets for 18,322,675 shares outstanding		$192,871,318
Net Assets Consist of:
Paid-in capital		$190,239,225
Net unrealized appreciation of investments and futures contracts		2,793,761
Accumulated net realized loss on investments and futures contracts		(599,689)
Undistributed net investment income		438,021
TOTAL NET ASSETS		$192,871,318
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($122,671,503 ÷ 11,652,628 shares outstanding), no par value, unlimited shares authorized		$10.53
Offering price per share (100/94.50 of $10.53) [1]		$11.14
Redemption proceeds per share		$10.53
Class B Shares:
Net asset value per share ($31,700,272 ÷ 3,011,781 shares outstanding), no par value, unlimited shares authorized		$10.53
Offering price per share		$10.53
Redemption proceeds per share (94.50/100 of $10.53) [1]		$9.95
Class C Shares:
Net asset value per share ($38,499,543 ÷ 3,658,266 shares outstanding), no par value, unlimited shares authorized		$10.52
Offering price per share (100/99.00 of $10.52) [1]		$10.63
Redemption proceeds per share (99.00/100 of $10.52) [1]		$10.41

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended August 31, 2004 1

Investment Income:
Dividends (net of foreign taxes withheld of $46,171)		$1,584,735
Interest		3,268,282
TOTAL INCOME		4,853,017
Expenses:
Investment adviser fee (Note 5)	$1,055,056
Administrative personnel and services fee (Note 5)	208,348
Custodian fees	37,903
Transfer and dividend disbursing agent fees and expenses (Note 5)	77,693
Directors'/Trustees' fees	772
Auditing fees	16,039
Legal fees	2,348
Portfolio accounting fees (Note 5)	52,322
Distribution services fee--Class B Shares (Note 5)	143,537
Distribution services fee--Class C Shares (Note 5)	177,387
Shareholder services fee--Class A Shares (Note 5)	156,789
Shareholder services fee--Class B Shares (Note 5)	47,846
Shareholder services fee--Class C Shares (Note 5)	59,129
Share registration costs	122,270
Printing and postage	16,020
Insurance premiums	7,048
Miscellaneous	2,753
TOTAL EXPENSES	2,183,260

Statement of Operations-continued

Period Ended August 31, 2004 1

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,055,056)
Waiver of administrative personnel and services fee	(99,640)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,403)
Waiver of shareholder services fee--Class A Shares	(156,789)
Reimbursement of other operating expenses	(110,455)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,425,343)
Net expenses			757,917
Net investment income			4,095,100
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			115,231
Net realized loss on futures contracts			(715,427)
Net change in unrealized appreciation of investments, foreign currency transactions and futures contracts			2,793,761
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts			2,193,565
Change in net assets resulting from operations			$6,288,665

1 For the period from September 26, 2003 (start of performance) to August 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended 8/31/2004 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,095,100
Net realized loss on investments, foreign currency transactions and futures contracts	(600,196)
Net change in unrealized appreciation/depreciation of investments, foreign currency transactions and futures contracts	2,793,761
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,288,665
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,435,547)
Class B Shares	(544,851)
Class C Shares	(676,174)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,656,572)
Share Transactions:
Proceeds from sale of shares	199,990,864
Net asset value of shares issued to shareholders in payment of distributions declared	2,631,649
Cost of shares redeemed	(12,383,288)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	190,239,225
Change in net assets	192,871,318
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $438,021)	$192,871,318

1 For the period from September 26, 2003 (start of performance) to August 31, 2004.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The Fund commenced operations on September 26, 2003. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the period ended August 31, 2004, the Fund had realized losses on future contracts of $715,427.

At August 31, 2004, the Fund had the following open futures contract:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2004	50 U.S. Treasury 10-Year Note Futures	Short	$7,876

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Period Ended August 31	2004 [1]
Class A Shares:	Shares	Amount
Shares sold	12,216,873	$127,011,349
Shares issued to shareholders in payment of distributions declared	185,778	1,935,513
Shares redeemed	(750,023)	(7,820,583)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	11,652,628	$121,126,279

Period Ended August 31	2004 [1]
Class B Shares:	Shares	Amount
Shares sold	3,182,977	32,924,200
Shares issued to shareholders in payment of distributions declared	32,411	337,874
Shares redeemed	(203,607)	(2,112,905)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	3,011,781	$31,149,169

Period Ended August 31	2004 [1]
Class C Shares:	Shares	Amount
Shares sold	3,859,351	$40,055,315
Shares issued to shareholders in payment of distributions declared	34,365	358,262
Shares redeemed	(235,450)	(2,449,800)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,658,266	$37,963,777
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	18,322,675	$190,239,225

1 Reflects operations for the period from September 26, 2003 (start of performance) to August 31, 2004.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and discount accretion/premium amortization on debt securities.

For the period ended August 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(507)	$507

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended August 31, 2004 was as follows:

2004
Tax-exempt income [1]	$2,438,934
Ordinary income [1]	$1,217,638

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$292,312
Undistributed ordinary income	$145,709
Unrealized appreciation/depreciation	$2,714,739
Capital loss carryforward	$2,982

At August 31, 2004, the cost of investments for federal tax purposes was $187,666,216. The net unrealized appreciation of investments for federal tax purposes was $2,714,758. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,627,775 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,913,017.

At August 31, 2004, the Fund had a capital loss carryforward of $2,982 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$2,982

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, post October losses of $517,685 were deferred to September 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the period ended August 31, 2004, the fees paid to FEMCOPA and FIMCO were $47,139 and $0, respectively, after voluntary waiver, if applicable.

Certain of the Fund's assets are managed by FIMCO, (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the period ended August 31, 2004, the fees paid to FAS and FServ were $108,708 and $0, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the period ended August 31, 2004, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the period ended August 31, 2004, FSC retained $213,549 in sales charges from the sale of Class A Shares. FSC also retained $8,010 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $77,063, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $19,213, after voluntary waiver, if applicable.

Interfund Transactions

For the period ended August 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $86,979,761 and $81,600,139, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period ended August 31, 2004, were as follows:

Purchases	$225,362,729
Sales	$42,930,344

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2004, 66.7% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

For the fiscal year ended August 31, 2004, 100% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended August 31, 2004, 67.19% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE TRUSTEES OF FEDERATED INCOME SERIES TRUST AND THE SHAREHOLDERS OF THE FEDERATED MUNI AND STOCK ADVANTAGE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Muni and Stock Advantage Fund (the "Fund") as of August 31, 2004, and the related statements of operations, changes in net assets, and the financial highlights for the period from September 26, 2003 (start of performance) to August 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Muni and Stock Advantage Fund at August 31, 2004, the results of its operations, changes in its net assets and the financial highlights for the period from September 26, 2003 (start of performance) to August 31, 2004, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
October 8, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises five portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1986	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: July 1995	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	John L. Nichol has been the Fund's Portfolio Manager since May 2004. He is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Muni and Stock Advantage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip31420C837
Cusip 31420C829
Cusip 31420C811

31285 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a)  As of the end of the period  covered by this  report,  the  registrant  has adopted  a code of  ethics  (the  "Section  406  Standards  for  Investment
     Companies  -  Ethical  Standards  for  Principal  Executive  and  Financial
     Officers") that applies to the registrant's Principal Executive Officer and
     Principal Financial Officer;  the registrant's  Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

f)(3)The registrant  hereby  undertakes to provide any person,  without  charge, upon request,  a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406 Standards for Investment  Companies - Ethical Standards for
     Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

     (a)  Audit Fees billed to the  registrant  for the two most  recent  fiscal years:

               Fiscal year ended 2004 - $72,222

               Fiscal year ended 2003 - $50,000

     (b)  Audit-Related  Fees billed to the  registrant  for the two most recent fiscal years:

               Fiscal year ended 2004 - $11,356

               Fiscal year ended 2003 - $6,541

               Transfer Agent Service Auditors Report

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $129,294 and $16,493
     respectively. Fiscal year ended 2004 - Attestation services relating to the review of fund share  transactions,  Transfer Agent Service Auditors report and fees for  review of N-14  merger  documents.  Fiscal  year ended 2003 -
     Design of Sarbanes Oxley sec. 302 procedures.

(c)  Tax Fees billed to the registrant for the two most recent fiscal years:

               Fiscal year ended 2004 - $0

               Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $65,000 and $140,000
     respectively.

     Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii)  of Rule 2-01 of  Regulation  S-X,  $146,115  and  $38,999
respectively.  Fiscal  year  ended  2004 -  Consultation  regarding  information requests by regulatory agencies and executive compensation analysis. Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2) Percentage  of services  identified  in items 4(b) through 4(d) that were
     approved  by  the  registrants   audit  committee   pursuant  to  paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

     4(c)

     Fiscal year ended 2004 - 0%

     Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

     4(d)

     Fiscal year ended 2004 - 0%

     Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment adviser:

            Fiscal year ended 2004 - $775,429

            Fiscal year ended 2003 - $450,281

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                (insert name and title)

Date        October 25, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004